Segment reporting	12 Months Ended
May 31, 2019
Segment reporting
Segment reporting

33.    Segment reporting

Information reported to the Chief Operating Decision Maker (“CODM”) for the purpose of resource allocation and assessment of segment performance focuses on the nature of the operations. The Company operates in three segments. 1) cannabis operations, which encompasses the production, distribution and sale of both medical and adult-use cannabis, 2) distribution operations, which encompasses the purchase and resale of products to customers. The distribution operations are carried out through the Company’s wholly owned subsidiaries ABP, FL Group and CC Pharma, and 3) businesses under development which encompasses operations in which the Company has not received final licensing or has not commenced commercial sales from operations. Factors considered in determining the operating segments include the Company’s business activities, the management structure directly accountable to the CODM, availability of discrete financial information and strategic priorities within the organizational structure.

Segment information for the year ended May 31, 2019:

			Businesses
	Cannabis	Distribution	under
	operations	operations	development	Total
Revenue	$78,853	$157,931	$326	$237,110
Income (loss) before income taxes	726	2,914	(19,285)	(15,645)

Included in the net loss from cannabis operations is the $58,039 of impairment (Note 11).

Segment information for the year ended May 31, 2018:

			Businesses
	Cannabis	Distribution	under
	operations	operations	development	Total
Revenue	$36,917	$—	$—	$36,917
Income (loss) before income taxes	39,128	(119)	(3,153)	35,856

Geographic information for the year ended May 31, 2019:

	North America	Europe	Latin America	Africa	Total
Revenue	$78,853	$154,163	$4,094	$—	$237,110
Capital assets	471,391	25,817	3,758	2,932	503,898

Geographic information for the year ended May 31, 2018:

	North America	Europe	Latin America	Africa	Total
Revenue	$36,618	$299	$—	$—	$36,917
Capital assets	296,438	6,713	—	—	303,151

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues and greater than 10% of accounts receivable. For the year ended May 31, 2019, the Company had no one customer that accounted for greater than 10% of the Company’s revenue (2018 – nil). For the year ended May 31, 2019, the Company had no one customer that accounted for greater than 10% of the Company’s accounts receivable (2018 – nil).